Per share amounts - Determination of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Per share amounts
Net (loss) earnings	$ (237,587)	$ 1,313,062
Basic weighted average shares outstanding ('000s)	163,719	163,489
Dilutive impact of equity based compensation ('000s)		4,937
Diluted weighted average shares outstanding ('000s)	163,719	168,426
Basic (loss) earnings per share	$ (1.45)	$ 8.03
Diluted (loss) earnings per share	$ (1.45)	$ 7.80